Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Common Stock Previously Reported	Common Stock Retroactive application of Merger	Common Stock	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported	Preferred Stock Retroactive application of Merger Series A	Preferred Stock Retroactive application of Merger Series A	Preferred Stock Retroactive application of Merger	Preferred Stock Series A	Preferred Stock	Additional Paid in Capital Previously Reported	Additional Paid in Capital Retroactive application of Merger	Additional Paid in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of Merger	Accumulated Deficit	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Retroactive application of Merger	Accumulated Other Comprehensive Income	Previously Reported	Retroactive application of Merger	Total
Beginning Balance at Dec. 31, 2023		$ 4	$ 4									$ 29,241	$ (4)	$ 29,237	$ (26,173)		$ (26,173)	$ 140		$ 140	$ 3,208		$ 3,208
Beginning Balance (in Shares) at Dec. 31, 2023	773,753	38,893,272	39,667,025	655,351		106,159	(655,351)		(106,159)
Exercise of stock options
Exercise of stock options (in Shares)			4,857
Issuance of common stock upon conversion of preferred stock in connection with the Merger														609									609
Issuance of common stock upon conversion of preferred stock in connection with the Merger (in Shares)			229,900
Stock based compensation														112									112
Foreign currency translation adjustments																				(18)			(18)
Net loss																	(994)						(994)
Ending Balance at Dec. 31, 2024		$ 4	$ 4									$ 29,962	$ (4)	29,958	$ (27,167)		(27,167)	$ 122		122	$ 2,917		2,917
Ending Balance (in Shares) at Dec. 31, 2024	773,941	39,127,841	39,901,782	655,351		115,057	(655,351)		(115,057)
Exercise of stock options			$ 1											435									436
Exercise of stock options (in Shares)			4,404,814
Shares issued in reverse acquisition														(176)									(176)
Shares issued in reverse acquisition (in Shares)			2,250,000
Shares issued in private placement offering, net of Offering costs			$ 1											28,847									28,848
Shares issued in private placement offering, net of Offering costs (in Shares)			11,012,387
Stock based compensation														473									473
Treasury stock														(81)									(81)
Treasury stock (in Shares)			(26,870)
Foreign currency translation adjustments																				115			115
Net loss																	(5,336)						(5,336)
Ending Balance at Dec. 31, 2025			$ 6											$ 59,456			$ (32,503)			$ 237			$ 27,196
Ending Balance (in Shares) at Dec. 31, 2025			57,542,113